Restatement of previously issued financial statements - Effect of restatement on statements of operations (Details) - USD ($)	2 Months Ended	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Statement of Operations
Loss from operations	$ (2,300)	$ (2,635,790)		$ (198,480)	$ (194,558)	$ (87,774)	$ (2,873,117)	$ (282,332)	$ (480,812)	$ (683,869)
Other (expense) income:
Change in fair value of derivative warrant liabilities	0	(3,491,670)		(2,279,000)	(2,503,000)	(416,670)	2,385,000	(2,919,670)	(5,198,670)	(7,583,670)
Financing costs - derivative warrant liabilities	0					(315,080)		(315,080)	(315,080)	(315,080)
Interest income from investments in Trust Account	0	6,719		73,393	78,823	42,685	52,676	121,508	194,901	254,149
Income tax expense	0			12,573					12,573	(11,434)
Total other (expense) income				(2,218,180)	(2,424,177)	(689,065)		(3,113,242)	(5,331,422)	(7,656,035)
Net loss	$ (2,300)	$ (6,120,741)	$ 5,685,300	$ (2,416,660)	$ (2,618,735)	$ (776,839)	$ (435,441)	$ (3,395,574)	$ (5,812,234)	(8,339,904)
Class A common stock
Other (expense) income:
Interest income from investments in Trust Account										$ 254,000
Weighted average shares outstanding	0	23,000,000		23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000
Basic and diluted net loss per share	$ 0			$ 0.00	$ 0.00	$ 0.00		$ 0.00	$ 0.00	$ 0
Class B common stock
Other (expense) income:
Net loss	$ (2,300)									$ (8,300,000)
Weighted average shares outstanding	5,000,000	5,750,000		5,750,000	5,750,000	5,156,593	5,750,000	5,453,297	5,552,920	5,602,459
Basic and diluted net loss per share	$ 0.00	$ (1.06)		$ (0.42)	$ (0.46)	$ (0.15)	$ (0.08)	$ (0.62)	$ (1.05)	$ (1.49)
As previously reported
Statement of Operations
Loss from operations				$ (198,480)	$ (194,558)	$ (87,774)		$ (282,332)	$ (480,812)	$ (683,869)
Other (expense) income:
Interest income from investments in Trust Account				73,393	78,823	42,685		121,508	194,901	254,149
Income tax expense				12,573					12,573	(11,434)
Total other (expense) income				60,820	78,823	42,685		121,508	182,328	242,715
Net loss				$ (137,660)	$ (115,735)	$ (45,089)		$ (160,824)	$ (298,484)	$ (441,154)
As previously reported | Class A common stock
Other (expense) income:
Weighted average shares outstanding				23,000,000	23,000,000	23,000,000		23,000,000	23,000,000	23,000,000
Basic and diluted net loss per share				$ 0.00	$ 0.00	$ 0.00		$ 0.00	$ 0.00	$ 0.00
As previously reported | Class B common stock
Other (expense) income:
Weighted average shares outstanding				5,750,000	5,750,000	5,750,000		5,750,000	5,750,000	5,602,459
Basic and diluted net loss per share				$ (0.02)	$ (0.03)	$ (0.01)		$ (0.04)	$ (0.05)	$ (0.08)
Restatement Adjustment
Other (expense) income:
Change in fair value of derivative warrant liabilities				$ (2,279,000)	$ (2,503,000)	$ (416,670)		$ (2,919,670)	$ (5,198,670)	$ (7,583,670)
Financing costs - derivative warrant liabilities						(315,080)		(315,080)	(315,080)	(315,080)
Total other (expense) income				(2,279,000)	(2,503,000)	(731,750)		(3,234,750)	(5,513,750)	(7,898,750)
Net loss				$ (2,279,000)	$ (2,503,000)	$ (731,750)		$ (3,234,750)	$ (5,513,750)	$ (7,898,750)
Restatement Adjustment | Class B common stock
Other (expense) income:
Weighted average shares outstanding						(593,407)		(296,703)	(197,080)
Basic and diluted net loss per share				$ (0.40)	$ (0.43)	$ (0.14)		$ (0.58)	$ (1.00)	$ (1.41)